Document and Entity Information	12 Months Ended
Feb. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 13, 2012
Registrant Name	VALUED ADVISERS TRUST
Central Index Key	0001437249
Amendment Flag	false
Document Creation Date	Dec 13, 2012
Document Effective Date	Dec 13, 2012
Prospectus Date	Feb 28, 2012

Valued Advisers Trust

Geier Strategic Total Return Fund

Supplement to the Prospectus dated February 28, 2012

Supplement dated December 13, 2012

On December 11-12, 2012, the Board of Trustees of the Valued Advisers Trust approved a change to the investment objective of the Geier Strategic Total Return Fund (the "Fund") that was requested by Geier Asset Management, Inc. (the "Adviser"), the investment adviser to the Fund. The Adviser requested that the Fund’s investment objective be clarified to reflect the fact that in managing the Fund’s portfolio it focuses on protecting capital under all market conditions as opposed to outperforming a benchmark on a relative basis. The change to the investment objective will become effective on February 28, 2013.

The section of the Prospectus captioned "Summary Section – Investment Objective" will be deleted in its entirety and replaced with the following:

The investment objective of the Geier Strategic Total Return Fund (the "Fund") is to provide long-term total return from income and capital appreciation, with an emphasis on protection of capital under all market conditions.

* * * * * *

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Supplement [Text Block]	vat10_SupplementTextBlock

Valued Advisers Trust

Geier Strategic Total Return Fund

Supplement to the Prospectus dated February 28, 2012

Supplement dated December 13, 2012

On December 11-12, 2012, the Board of Trustees of the Valued Advisers Trust approved a change to the investment objective of the Geier Strategic Total Return Fund (the "Fund") that was requested by Geier Asset Management, Inc. (the "Adviser"), the investment adviser to the Fund. The Adviser requested that the Fund’s investment objective be clarified to reflect the fact that in managing the Fund’s portfolio it focuses on protecting capital under all market conditions as opposed to outperforming a benchmark on a relative basis. The change to the investment objective will become effective on February 28, 2013.

The section of the Prospectus captioned "Summary Section – Investment Objective" will be deleted in its entirety and replaced with the following:

The investment objective of the Geier Strategic Total Return Fund (the "Fund") is to provide long-term total return from income and capital appreciation, with an emphasis on protection of capital under all market conditions.

* * * * * *

Geier Strategic Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vat10_SupplementTextBlock

Valued Advisers Trust

Geier Strategic Total Return Fund

Supplement to the Prospectus dated February 28, 2012

Supplement dated December 13, 2012

On December 11-12, 2012, the Board of Trustees of the Valued Advisers Trust approved a change to the investment objective of the Geier Strategic Total Return Fund (the "Fund") that was requested by Geier Asset Management, Inc. (the "Adviser"), the investment adviser to the Fund. The Adviser requested that the Fund’s investment objective be clarified to reflect the fact that in managing the Fund’s portfolio it focuses on protecting capital under all market conditions as opposed to outperforming a benchmark on a relative basis. The change to the investment objective will become effective on February 28, 2013.

The section of the Prospectus captioned "Summary Section – Investment Objective" will be deleted in its entirety and replaced with the following:

The investment objective of the Geier Strategic Total Return Fund (the "Fund") is to provide long-term total return from income and capital appreciation, with an emphasis on protection of capital under all market conditions.

* * * * * *

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the Geier Strategic Total Return Fund (the "Fund") is to provide long-term total return from income and capital appreciation, with an emphasis on protection of capital under all market conditions.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Document Creation Date	dei_DocumentCreationDate	Dec 13, 2012